Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 - PROPERTY AND EQUIPMENT, NET

a.	Composition of assets, grouped by major classification, is as follows:

	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Computers and electronic equipment	$1,902	$1,794
Office furniture and equipment	157	155
Vehicles	109	109
Leasehold improvements	27	22
	2,195	2,080
Less - accumulated depreciation and amortization	(2,036)	(1,913)

	$159	$167

b.	Depreciation expenses totaled $77 thousand, $55 thousand and $84 thousand in the years ended December 31, 2020, 2019 and 2018, respectively.

Property and equipment, net - by geographical location:

	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Israel	$63	$60
Romania	83	94
Germany	13	13

Total	$159	$167